Notes Receivable (Details Narrative) - USD ($)	Oct. 28, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 11, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate original principal amount					$ 1,000,000
Wisconsin Apple, LLC [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable		$ 383,165	$ 125,658	$ 2
Outstanding notes receivable		$ 4,030,191	$ 4,030,191	$ 2,340
Bremer Bank [Member] | Assignment Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal amount	$ 7,691,034
Debt instrument description	The terms of the Note as follows; Five percent (5%) interest only due and payable at each anniversary date calculated on the $4,000,000 Investment Principal in connection with the Assignment. All Bremer Principal and accrued but unpaid interest is due and payable in full on the earlier of: (i) the fifth (5th) anniversary of the date of the Assignment, or (ii) the sale of Wisconsin Apple LLC. The first of such interest only payment is due on or before October 27, 2021 in the amount of $204,647.59 (Two Hundred Four Thousand Six Hundred Forty Seven Dollars and 59 cents).
Debt instrument interest rate	5.00%
Interest payment	$ 204,648
Bremer Bank [Member] | Assignment Agreement [Member] | ARC Fat Patty's, LLC, [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate original principal amount	4,000,000
Bremer Bank [Member] | Assignment Agreement [Member] | Seenu G. Kasturi [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate original principal amount	8,000,000
Collateral amount, personal asset	622,929
Collateral amount, business asset	$ 2,646,091